Guarantor Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statement of Operations
Net revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Gross profit	99,684	91,423	358,261	352,481	330,636
Operating expenses	88,818	83,703	334,538	337,343	343,507
Non-operating expenses	9,236	7,315	31,403	32,682	30,212
Loss before provision for income taxes	1,630	405	(7,680)	(17,544)	(43,083)
Provision (benefit) for income taxes	1,378	1,060	5,267	6,093	10,392
Net income (loss)	252	(655)	(12,947)	(23,637)	(53,475)
Customers
Condensed Consolidating Statement of Operations
Net revenue			860,311	846,907	800,173
Direct cost of revenue	143,128	124,116	502,050	494,426	469,537
Parent
Condensed Consolidating Statement of Operations
Operating expenses	436	673	3,938	2,704	6,972
Non-operating expenses	8,337	7,539	31,654	28,906	25,959
Equity in Earnings of Subsidiaries	(9,031)	(7,557)	(10,868)	5,538	28,148
Loss before provision for income taxes	258	(655)	(24,724)	(37,148)	(61,079)
Provision (benefit) for income taxes	6		(11,777)	(13,511)	(7,604)
Net income (loss)	252	(655)	(12,947)	(23,637)	(53,475)
Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Net revenue	117,476	207,581	430,745	789,809	622,567
Direct cost of revenue	66,166	158,266	251,527	602,856	462,095
Gross profit	51,310	49,315	179,218	186,953	160,472
Operating expenses	47,351	42,988	172,006	181,771	181,129
Non-operating expenses	(2,451)	(1,563)	(8,390)	(5,176)	(8,527)
Loss before provision for income taxes	6,410	7,890	15,602	10,358	(12,130)
Provision (benefit) for income taxes	807	(1,596)	11,251	13,957	13,768
Net income (loss)	5,603	9,486	4,351	(3,599)	(25,898)
Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Net revenue			759,902	693,960	638,444
Direct cost of revenue	62,818	55,789	226,802	223,364	225,867
Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Net revenue			(329,157)	95,849	(15,877)
Direct cost of revenue	3,348	102,477	24,725	379,492	236,228
Non-Guarantor subsidiaries
Condensed Consolidating Statement of Operations
Net revenue	129,301	120,890	456,822	479,469	454,250
Direct cost of revenue	80,927	78,782	277,779	313,941	284,086
Gross profit	48,374	42,108	179,043	165,528	170,164
Operating expenses	41,031	40,042	158,594	152,868	155,406
Non-operating expenses	3,350	1,339	8,139	8,952	12,780
Loss before provision for income taxes	3,993	727	12,310	3,708	1,978
Provision (benefit) for income taxes	565	2,656	5,793	5,647	4,228
Net income (loss)	3,428	(1,929)	6,517	(1,939)	(2,250)
Non-Guarantor subsidiaries | Customers
Condensed Consolidating Statement of Operations
Net revenue			100,409	152,947	161,729
Direct cost of revenue	80,310	68,327	275,248	271,062	243,670
Non-Guarantor subsidiaries | Intercompany
Condensed Consolidating Statement of Operations
Net revenue			356,413	326,522	292,521
Direct cost of revenue	617	10,455	2,531	42,879	40,416
Elimination
Condensed Consolidating Statement of Operations
Net revenue	(3,965)	(112,932)	(27,256)	(422,371)	(276,644)
Direct cost of revenue	(3,965)	(112,932)	(27,256)	(422,371)	(276,644)
Equity in Earnings of Subsidiaries	9,031	7,557	10,868	(5,538)	(28,148)
Loss before provision for income taxes	(9,031)	(7,557)	(10,868)	5,538	28,148
Net income (loss)	(9,031)	(7,557)	(10,868)	5,538	28,148
Elimination | Intercompany
Condensed Consolidating Statement of Operations
Net revenue			(27,256)	(422,371)	(276,644)
Direct cost of revenue	$ (3,965)	$ (112,932)	$ (27,256)	$ (422,371)	$ (276,644)